CHANGE IN ACCOUNTING POLICY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales	$ 221,847	$ 18,283	$ 309,367	$ 182,474	$ 571,945	$ 0
Cost of Sales	59,825	12,019	89,125	70,894	388,756	0
Total operating expenses	3,593,308	1,807,323	5,720,895	3,840,336	8,829,481	6,632,970
Total other expenses	(184,075)	400,499	(355,224)	396,483	576,890	(73,437)
Net income (loss) and comprehensive loss for the period	$ (3,615,361)	$ (1,400,560)	$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Net income (loss) per share		$ (0.04)		$ (0.06)
Basic loss per share	$ (0.04)	(0.02)	$ (0.06)	(0.04)	$ (0.09)	$ (0.09)
Diluted loss per share	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.09)	$ (0.09)
Scenario, Previously Reported [Member]
Sales		$ 18,283		$ 182,474	$ 571,945	$ 0
Cost of Sales		12,019		70,894	388,756	0
Total operating expenses					8,829,481	6,632,970
Total other expenses		(2,530,605)		(2,135,530)	(4,709,718)	(7,669,118)
Net income (loss) and comprehensive loss for the period		$ 729,546		$ (1,593,226)	$ (3,936,574)	$ (1,036,148)
Net income (loss) per share		$ 0.01		$ (0.02)
Basic loss per share					$ (0.04)	$ (0.01)
Diluted loss per share					$ (0.04)	$ (0.08)
Scenario, Adjustment [Member]
Sales		$ 0		$ 0	$ 0	$ 0
Cost of Sales		0		0	0	0
Total operating expenses					0	0
Total other expenses		2,130,106		1,739,047	(4,132,828)	(7,742,555)
Net income (loss) and comprehensive loss for the period		$ (2,130,106)		$ (1,739,047)	$ (4,132,828)	$ (7,742,555)
Net income (loss) per share		$ (0.05)		$ (0.04)
Basic loss per share					$ (0.05)	$ (0.10)
Diluted loss per share					$ (0.05)	$ (0.01)